EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated April 6, 2015,  and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-15-025975) to the definitive versions of the Registrant’s prospectus and Statement of Additional Information regarding the Class II and Class III Shares of the VP Conservative Strategy, VP Moderate Strategy, VP Market Plus Strategy, VP Balanced Strategy and VP Market Growth Strategy Funds, dated April 30, 2014, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on April 30, 2014 (SEC Accession No. 0001104659-14-032787).